15007981

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA
Nasdaq.com

Received SEC
SEP 10 2015
Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

001-37364

By Electronic Mail

September 10, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

By letter dated April 30, 2015, we advised you that The Nasdaq Stock Market (the "Exchange") had received a Form 8-A from MultiVir Inc. for registration of its common stock and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, the company withdrew its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery